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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year of Quarter Ended: December 31, 2007

                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one):
                              [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                       Watershed Asset Management, L.L.C.
                               One Maritime Plaza
                                   Suite 1525
                         San Francisco, California 94111

                         Form 13F File Number: 028-11095

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                Meridee A. Moore
                             Senior Managing Member
                                 (415) 391-8900






                              /s/ Meridee A. Moore
                              --------------------
                            San Francisco, California
                                February 4, 2008


                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        1

                    Form 13 F Information Table Entry Total:

                                       43

                    Form 13 F Information Table Value Total:

                              $349,445 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 028-11473
Name: WS Partners, L.L.C.

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/      SH/ PUT/ INVSTMT  OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT      PRN CALL DSCRETN MANAGERS SOLE       SHARED   NONE
------------------------------ ---------------- --------- -------- ------------ --- ---- ------- -------- ---------- -------- ------
BANKUNITED FINL CORP           NOTE 3.125% 3/0  06652BAE3 11,848   18,500,000   PRN      Other   1        18,500,000
BCE INC                        COM NEW          05534B760  6,350      159,800   SH       Other   1           159,800
BON-TON STORES INC             COM              09776J101    617       65,000   SH  Put  Other   1            65,000
CAPITALSOURCE INC              COM              14055X102  3,870      220,000   SH       Other   1           220,000
CAPITALSOURCE INC              NOTE 7.250% 7/1  14055XAG7 18,908   20,000,000   PRN      Other   1        20,000,000
CARMIKE CINEMAS INC            COM              143436400  6,194      853,185   SH       Other   1           853,185
CLEAR CHANNEL COMMUNICATIONS   COM              184502102 20,712      600,000   SH       Other   1           600,000
CLEARWIRE CORP                 CL A             185385309  4,520      329,700   SH  Put  Other   1           329,700
COVAD COMMUNICATIONS GROUP I   DBCV 3.000% 3/1  222814AR6 31,576   32,508,000   PRN      Other   1        32,508,000
CRAY INC                       NOTE 3.000% 12/0 225223AB2  5,456    6,000,000   PRN      Other   1         6,000,000
CROWN HOLDINGS INC             COM              228368106  8,171      318,550   SH       Other   1           318,550
DELTA AIR LINES INC DEL        COM NEW          247361702  1,117       75,000   SH  Call Other   1            75,000
DOLLAR FINL CORP               COM              256664103 13,522      440,584   SH       Other   1           440,584
DORAL FINL CORP                COM NEW          25811P886  8,190      454,000   SH  Call Other   1           454,000
ENDURANCE SPECIALTY HLDGS LT   SHS              G30397106 14,952      358,300   SH       Other   1           358,300
EZCORP INC                     CL A NON VTG     302301106 18,358    1,626,000   SH       Other   1         1,626,000
FIRST CASH FINL SVCS INC       COM              31942D107  2,990      203,700   SH       Other   1           203,700
FORD MTR CO DEL                COM PAR $0.01    345370860  2,692      400,000   SH  Put  Other   1           400,000
GLOBAL CROSSING LTD            NOTE 5.000% 5/1  37932JAA1 11,139   10,000,000   PRN      Other   1        10,000,000
HARRAHS ENTMT INC              COM              413619107  9,132      102,900   SH       Other   1           102,900
HECKMANN CORP                  UNIT 99/99/9999  422680207  7,547      937,500   SH       Other   1           937,500
INDYMAC BANCORP INC            COM              456607100    295       49,500   SH  Put  Other   1            49,500
INFORMATION SERVICES GROUP I   COM              45675Y104  2,444      356,800   SH       Other   1           356,800
INFORMATION SERVICES GROUP I   *W EXP 01/31/201 45675Y112    360      356,800   SH       Other   1           356,800
LORAL SPACE & COMMUNICATNS L   COM              543881106  5,028      146,792   SH       Other   1           146,792
MCGRAW HILL COS INC            COM              580645109  8,052      183,800   SH       Other   1           183,800
MCGRAW HILL COS INC            COM              580645109    438       10,000   SH  Put  Other   1            10,000
METROPCS COMMUNICATIONS INC    COM              591708102  9,815      504,650   SH       Other   1           504,650
MIDWEST AIR GROUP INC          COM              597911106  4,615      311,796   SH       Other   1           311,796
NEWCASTLE INVT CORP            COM              65105M108  8,886      685,610   SH       Other   1           685,610
NORTHWEST AIRLS CORP           COM              667280408  1,128       77,748   SH       Other   1            77,748
OWENS CORNING NEW              COM              690742101  5,520      273,000   SH       Other   1           273,000
PALM INC NEW                   COM              696643105  5,710      900,600   SH  Put  Other   1           900,600
QUALCOMM INC                   COM              747525103 14,670      372,800   SH       Other   1           372,800
QUALCOMM INC                   COM              747525103 11,805      300,000   SH  Call Other   1           300,000
QUINTANA MARITIME LTD          SHS              Y7169G109  7,496      326,200   SH       Other   1           326,200
QUINTANA MARITIME LTD          SHS              Y7169G109    804       35,000   SH  Call Other   1            35,000
QUINTANA MARITIME LTD          SHS              Y7169G109 10,233      445,300   SH  Put  Other   1           445,300
RUBIOS RESTAURANTS INC         COM              78116B102  3,053      369,560   SH       Other   1           369,560
SILICON GRAPHICS INC           COM NEW          827056300 27,527    1,505,858   SH       Other   1         1,505,858
TIME WARNER TELECOM INC        CL A             887319101  6,256      308,317   SH       Other   1           308,317
TIME WARNER TELECOM INC        CL A             887319101  1,015       50,000   SH  Put  Other   1            50,000
TIME WARNER TELECOM INC        DBCV 2.375% 4/0  887319AC5  6,434    5,000,000   PRN      Other   1         5,000,000
